Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reserve balances in cash or on deposit	$ 2,708,958	$ 4,440,684
Federal Home Loan Bank stock	1,660,300	1,848,600
Advertising Expense	$ 97,964	4,226
Series A Preferred Stock
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock,Per Share Stated Value	$ 1,000
Preferred Stock, Amount of Preferred Dividends in Arrears	2,827,680	2,230,398
One To Four Family Residential Properties
Amounts of foreclosed assets	0	0
UCB Financial Capital Trust I | Common Stock
Restricted equity securities	232,000
Federal Reserve Bank Advances
Reserve balances in cash or on deposit	2,091,000	2,160,000
Federal Home Loan Bank Advances
Restricted cash	$ 50,000	$ 300,000